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10047847

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Van Kampen Investments

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:
VBF: US Corporate and Government Bonds; VCV: California Municipal Bonds; VGM: Municipal Bonds; VIM: Municipal Bonds; VKI: Municipal Bonds; VKL: Municipal Bonds; VKQ: Municipal Bonds; VLT: High Yield Corporate Bonds; VMO: Municipal Bonds; VMV: Massachusetts Municpal Bonds; VOQ: Ohio Municipal Bonds; VPV: Pennsylvania Municipal Bonds; VTJ: New Jersey Municipal Bonds; VTN: New York Municipal Bonds; VVR: Senior Loans

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
VBF, VCV, VGM, VIM, VKI, VKL, VKQ, VLT, VMO, VMV, VOQ, VPV, VTJ, VTN, VVR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
VBF: OTC US; VCV: OTC US; VGM: OTC US; VIM: OTC US; VKI: OTC US; VKL: OTC US; VKQ: OTC US; VLT: OTC US; VMO: OTC US; VMV: OTC US; VOQ: OTC US; VPV: OTC US; VTJ: OTC US; VTN: OTC US; VVR: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010